Organization and Description of Business (Detail Textuals) - USD ($)		1 Months Ended		2 Months Ended	12 Months Ended
	May 13, 2016	May 31, 2016	Oct. 31, 2015	May 18, 2016	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2011
Organization And Description Of Business [Line Items]
Basis of conversion			1-for-1 basis
Initial public offering price per share						$ 6.00
Percentage of common member units							100.00%
Estimated offering expenses					$ 54,248
Subsequent event
Organization And Description Of Business [Line Items]
Exercise price per share				$ 0.01
Gross proceeds of private placement and warrants		$ 5,000,000
Subsequent event | Series A warrant
Organization And Description Of Business [Line Items]
Number of units issued		416,666
Subsequent event | Series B warrant
Organization And Description Of Business [Line Items]
Number of units issued		416,666
IPO | Subsequent event
Organization And Description Of Business [Line Items]
Description of IPO unit		Each unit consists of one share of the Company's common stock, one-half of a Series A warrant and one-half of a Series B warrant.
Initial public offering price per share		$ 6.00
Number of units issued		833,332
Unit price per share		$ 6.00
Net proceeds	$ 34,400,000			$ 34,400,000
Underwriting discounts and commissions	2,800,000
Estimated offering expenses	$ 2,800,000
IPO | Subsequent event | Series A warrant
Organization And Description Of Business [Line Items]
Exercise price per share		6.60
IPO | Subsequent event | Series B warrant
Organization And Description Of Business [Line Items]
Exercise price per share		$ 8.50
Holders of outstanding Parilis preferred stock members
Organization And Description Of Business [Line Items]
Conversion of stock number of common stock issued			226,663
Series A redeemable preferred stock
Organization And Description Of Business [Line Items]
Conversion of stock number of common stock issued			1,000
Conversion of stock shares, preferred stock shares issued			$ 1.4035
Series A redeemable preferred stock | Holders of Series A and B preferred stock
Organization And Description Of Business [Line Items]
Conversion of stock, number of preferred stock issued			10,193
Series A redeemable preferred stock | Holders of outstanding Parilis preferred stock members
Organization And Description Of Business [Line Items]
Conversion of stock, number of preferred stock issued			1,626
Series B redeemable preferred stock
Organization And Description Of Business [Line Items]
Conversion of stock number of common stock issued			1,000
Conversion of stock shares, preferred stock shares issued			$ 1.2867
Common Stock | Series A redeemable preferred stock
Organization And Description Of Business [Line Items]
Common stock issued upon redemption of preferred stock					289
Common Stock | Series B redeemable preferred stock
Organization And Description Of Business [Line Items]
Common stock issued upon redemption of preferred stock					289